Divestitures (Details) - USD ($) $ in Millions	3 Months Ended						12 Months Ended
	Sep. 25, 2015	Jun. 26, 2015	Sep. 26, 2014	Jun. 27, 2014	Sep. 27, 2013	Jun. 28, 2013	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	May. 22, 2014
Divestitures
Pre-tax income (loss) on sale of discontinued operations							$ (27)	$ 1,160	$ 0
Working capital adjustment that reduced the gain on disposal			$ 15
Sale of equity investment							0	250	0
Gains (Losses) on Extinguishment of Debt							(81)	0	0
Loss (gain) on write-down					$ 13
Income tax expense associated with pre-2007 Separation tax liabilities							0		21
Net gains (loss) on divestiture		$ 26					$ (31)	2	$ (20)
North America Guarding Business
Divestitures
Proceeds from divestiture of businesses						$ 25
Cash divested on sale						$ 2
Atkore
Divestitures
Sale of equity investment				$ 250
Equity Method Investment, Realized Gain (Loss) on Disposal				216
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee				227
Gains (Losses) on Extinguishment of Debt				(11)
Tyco Fire & Security Services Korea Co. Ltd.
Divestitures
Anticipated Purchase Price										$ 1,930
Pre-tax income (loss) on sale of discontinued operations				1,000
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation				$ 212
2007 Separation Agreement
Divestitures
Increase (decrease) to shareholders' equity due to spin-off								$ 0
Selling, General and Administrative Expenses
Divestitures
Loss (gain) on write-down	$ 17
Net gains (loss) on divestiture		$ 18